Accumulated Other Comprehensive Income Loss (Tables)	12 Months Ended
Jan. 02, 2016
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income (loss), net of tax, for 2015, 2014 and 2013 consisted of the following:

	Unrealized Gain (Loss) on Postretirement Plan	Currency Translation	Accumulated Other Comprehensive Income (Loss)
Balance, December 29, 2012	$2,667	$—	$2,667
Fiscal 2013 activity	1,016	—	1,016
Balance, December 28, 2013	$3,683	$—	$3,683
Fiscal 2014 activity	(752)	(15,268)	(16,020)
Balance, January 3, 2015	$2,931	$(15,268)	$(12,337)
Fiscal 2015 activity	(445)	(31,277)	(31,722)
Balance, January 2, 2016	$2,486	$(46,545)	$(44,059)